Share capital and reserves	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Share capital and reserves
Share capital and reserves
Share capital and capital reserve

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Authorized:
Unlimited number of Ordinary Shares with nil nominal value issued at $10.00 per share	n/a	n/a
Unlimited number of Founder Preferred Shares with nil nominal value issued at $10 per share	n/a	n/a
Issued and fully paid:
174,229,051 (December 31, 2017: 165,291,546) Ordinary Shares with nil nominal value	1,751.7	1,626.9
1,500,000 (December 31, 2016: 1,500,000) Founder Preferred Shares with nil nominal value	10.6	10.6
Total share capital and capital reserve	1,762.3	1,637.5
Listing and share transaction costs	(13.8)	(13.8)
Total net share capital and capital reserve	1,748.5	1,623.7

Ordinary Shares

Issued and Repurchased Ordinary shares (in millions)
Balance at December 31, 2016	182.1
Shares repurchased and canceled in the year	(16.8)
Balance at December 31, 2017	165.3
Shares issued in the year	8.9
Balance at December 31, 2018	174.2

In June 2017, the Company issued 46,296 Ordinary Shares in settlement of the Non-Executive Directors restricted share awards. These shares, granted at a share price of $8.98 on June 16, 2016, vested on June 19, 2017 and were issued at a share price of $14.38. Of the total 55,680 number of shares vesting, 9,384 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On June 12, 2017, the Company entered into an agreement to repurchase 9,779,729 of its shares beneficially owned by funds advised by Permira Advisers LLP ("Permira") at a purchase price of $10.75 per share, which was a 25% discount to the closing price of Nomad Foods ordinary shares on June 9, 2017. The aggregate purchase price of approximately $105.1 million (€93.9 million) was funded from the Company's cash on hand and the shares were retired on June 12, 2017. The transaction related to a final settlement of indemnity claims against an affiliate of Permira, which are legacy tax matters that predate the Company's acquisition of the Iglo Group in 2015.
On September 11, 2017, the Company entered into an agreement to repurchase 7,063,643 shares of 33,333,334 ordinary shares being sold in an underwritten secondary public offering by selling Shareholders, Pershing Square Capital Management, L.P. (“Pershing Square”), at a per-share purchase price equal to $14.16 per ordinary share. As such, 26,269,691 ordinary shares of the 33,333,334 ordinary shares sold by the Selling Shareholders were sold to the public. The Company did not sell any ordinary shares in the offering and did not receive any of the proceeds from the offering. The aggregate purchase price of approximately $100.0 million (€83.2 million) was funded from the Company's cash on hand and the repurchased shares were retired on September 11, 2017. As part of the transaction, the Company incurred €0.5 million of fees, which were recognized directly within Capital reserve.
On January 2, 2018, the Company issued a share dividend of 8,705,890 ordinary shares (the "Founder Preferred Share Dividend") calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017).
The Non-Executive Directors restricted share awards granted on June 19, 2017, which consisted of 53,498 shares at a share price of $14.38, vested on June 14, 2018 and were issued at a share price of $17.94, resulting in a €0.2 million increase in the share based compensation reserve. Of the total 53,498 number of shares vesting, 12,312 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
In June 2018, former Non-Executive Directors exercised 9,375 of 125,000 initial options granted to them for€0.1 million. The remaining options expire in June 2020.
In September 2018, 294,810 restricted shares granted as part of the 2016 Management Share Awards vested at a share price of $20.72, resulting in the issuance of 181,054 ordinary shares to participants in the LTIP in October 2018 (net of 113,756 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
Following the issuance of shares in 2018, the Company had 174,229,051 Ordinary Shares outstanding.
Listing and share transaction costs
As at December 31, 2018, listing and share transaction costs, which includes the total cost of admission and share issuance expenses on initial public offering, as well as costs associated with share repurchases was €13.8 million and are disclosed as a deduction directly against the capital reserve.

€m
At December 31, 2016	13.3
Placement fees	0.5
At December 31, 2017 and 2018	13.8

Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount
Each of the Founder Entities holds 750,000 shares for a total of 1,500,000 Founder Preferred Shares which were issued at $10.00 per share. The Founder Preferred Shares are intended to incentivize the Founders to achieve Nomad’s objectives. In addition to providing long term capital, the Founder Preferred Shares are structured to provide a dividend based on the future appreciation of the market value of the ordinary shares thus aligning the interests of the Founders with those of the holders of ordinary shares on a long term basis. The Founder Preferred Shares are also intended to encourage the Founders to grow Nomad to maximize value for holders of ordinary shares. There are no Founder Preferred Shares held in Treasury. Founder Preferred Shares confer upon the holder the following:

1.	the right to one vote per Founder Preferred Share on all matters to be voted on by shareholders generally and to vote together with the holders of ordinary shares;

2.	commencing on January 1, 2015 and for each financial year thereafter:

a.
once the average price per ordinary share for the Dividend Determination Period, i.e. the last ten consecutive trading days of a year is at least $11.50 (which condition has been satisfied for the year ended December 31, 2016), the right to receive a Founder Preferred Shares Annual Dividend Amount (as more fully described below), payable in Ordinary Shares or cash, at the Company’s sole option; and

b.
the right to receive dividends and other distributions as may be declared from time to time by the Company’s board of directors with respect to the Ordinary Shares (such dividends to be distributed among the holders of Founder Preferred Shares, as if for such purpose the Founder Preferred Shares had been converted into Ordinary Shares immediately prior to such distribution) plus an amount equal to 20% of the dividend which would be distributable on such number of Ordinary Shares equal to the Preferred Share Dividend Equivalent (as defined below); and

3.
in addition to amounts payable pursuant to clause 2 above, the right, together with the holders of Ordinary Shares, to receive such portion of all amounts available for distribution and from time to time distributed by way of dividend or otherwise at such time as determined by the Directors; and

4.
the right to an equal share (with the holders of Ordinary Shares on a share for share basis) in the distribution of the surplus assets of Nomad on its liquidation as are attributable to the Founder Preferred Shares; and

5.	the ability to convert into Ordinary Shares on a 1-for-1 basis (mandatorily upon a Change of Control or the seventh full financial year after an acquisition)
On December 31, 2016, the Company’s Board of Directors determined that no Founder Preferred Shares Annual Dividend Amount was due, as the average price per ordinary share for the last ten consecutive trading days of the year did not reach the previously achieved 2015 Dividend Price of $11.4824.
On December 29, 2017, the Company’s Board of Directors approved a share dividend of an aggregate of 8,705,890 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2015 dividend price of $11.4824 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.6516 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2017) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2018.
On December 31, 2018, the Company’s Board of Directors approved a share dividend of an aggregate of 171,092 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2017 dividend price of $16.6516 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $16.7538 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2018) and the ordinary shares underlying the Founder Preferred Share Dividend were issued on January 2, 2019.
See Note 27 for further information.